LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Severance-pay funds	$ 2,075	$ 11,942
Long term bank deposit	0	12,500
Investments in privately held companies	6,721	15,155
Long-term investments, total	$ 8,796	$ 39,597